Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2017	Mar. 31, 2017
Statement Of Financial Position [Abstract]
Ordinary shares, par value	$ 0.012	$ 0.012
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, issued	57,319,319	55,901,996
Ordinary shares, outstanding	57,319,319	55,901,996